Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Subscription	$ 106,319	$ 70,819	$ 45,870
Professional services and other	9,557	6,815	5,734
Total revenue	115,876	77,634	51,604
Cost of Revenues:
Subscription	25,655	20,280	10,834
Services	11,425	8,759	6,004
Total cost of revenues	37,080	29,039	16,838
Gross profit	78,796	48,595	34,766
Operating expenses:
Research and development	25,638	15,018	10,585
Sales and marketing	78,809	53,158	34,949
General and administrative	22,958	14,669	7,972
Total operating expenses	127,405	82,845	53,506
Loss from operations	(48,609)	(34,250)	(18,740)
Total other income (expense):
Interest income	46	34	26
Interest expense	(322)	(20)	(63)
Other	564	(38)	(1)
Total other income (expense)	288	(24)	(38)
Income before benefit for income taxes	(48,321)	(34,274)	(18,778)
Income tax benefit	92
Net loss	(48,229)	(34,274)	(18,778)
Preferred stock accretion	331	54	81
Net loss attributable to common stockholders	$ (48,560)	$ (34,328)	$ (18,859)
Net loss per common share, basic and diluted	$ (4.20)	$ (6.71)	$ (4.01)
Weighted average common shares used in computing basic and diluted net loss per common share:	11,562	5,113	4,699